Quarterly Holdings Report
for

Fidelity Managed Retirement 2010 Fund℠

April 30, 2019

RW30-QTLY-0619
1.858594.111

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.8%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	5,033	$50,834
Fidelity Series Blue Chip Growth Fund (a)	5,899	91,138
Fidelity Series Commodity Strategy Fund (a)	54,070	256,832
Fidelity Series Growth Company Fund (a)	10,575	184,845
Fidelity Series Intrinsic Opportunities Fund (a)	13,743	229,088
Fidelity Series Large Cap Stock Fund (a)	13,096	199,061
Fidelity Series Large Cap Value Index Fund (a)	4,326	55,592
Fidelity Series Opportunistic Insights Fund (a)	5,430	99,972
Fidelity Series Small Cap Discovery Fund (a)	2,294	26,839
Fidelity Series Small Cap Opportunities Fund (a)	5,917	81,953
Fidelity Series Stock Selector Large Cap Value Fund (a)	12,291	151,550
Fidelity Series Value Discovery Fund (a)	8,338	107,064
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,486,058)		1,534,768

International Equity Funds - 12.3%
Fidelity Series Canada Fund (a)	2,776	29,764
Fidelity Series Emerging Markets Fund (a)	4,106	40,895
Fidelity Series Emerging Markets Opportunities Fund (a)	19,415	368,689
Fidelity Series International Growth Fund (a)	17,349	275,850
Fidelity Series International Small Cap Fund (a)	4,088	66,347
Fidelity Series International Value Fund (a)	28,648	276,166
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,051,599)		1,057,711

Bond Funds - 52.0%
Fidelity Series Corporate Bond Fund (a)	59,711	606,659
Fidelity Series Emerging Markets Debt Fund (a)	6,336	60,323
Fidelity Series Floating Rate High Income Fund (a)	1,376	12,911
Fidelity Series Government Bond Index Fund (a)	81,808	831,170
Fidelity Series High Income Fund (a)	6,817	64,763
Fidelity Series Inflation-Protected Bond Index Fund (a)	93,014	913,398
Fidelity Series International Credit Fund (a)	530	5,246
Fidelity Series Investment Grade Bond Fund (a)	79,227	885,760
Fidelity Series Investment Grade Securitized Fund (a)	61,723	627,106
Fidelity Series Long-Term Treasury Bond Index Fund (a)	48,693	422,658
Fidelity Series Real Estate Income Fund (a)	3,666	40,255
TOTAL BOND FUNDS
(Cost $4,456,775)		4,470,249

Short-Term Funds - 17.9%
Fidelity Series Government Money Market Fund 2.49% (a)(b)	307,681	307,681
Fidelity Series Short-Term Credit Fund (a)	30,868	308,063
Fidelity Series Treasury Bill Index Fund (a)	92,519	923,335
TOTAL SHORT-TERM FUNDS
(Cost $1,540,469)		1,539,079
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,534,901)		8,601,807
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,390)
NET ASSETS - 100%		$8,598,417

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$731	$--	$757	$--	$475	$(449)	$--
Fidelity Series All-Sector Equity Fund	110,047	18,913	68,064	13,559	478	(10,540)	50,834
Fidelity Series Blue Chip Growth Fund	116,386	21,038	43,024	13,468	2,624	(5,886)	91,138
Fidelity Series Canada Fund	30,864	7,262	8,170	671	(28)	(164)	29,764
Fidelity Series Commodity Strategy Fund	187,465	118,135	28,796	12,336	(837)	(19,135)	256,832
Fidelity Series Corporate Bond Fund	--	613,012	15,348	2,671	163	8,832	606,659
Fidelity Series Emerging Markets Debt Fund	54,635	13,136	6,342	2,413	(488)	(618)	60,323
Fidelity Series Emerging Markets Fund	--	45,485	5,689	171	(127)	1,226	40,895
Fidelity Series Emerging Markets Opportunities Fund	404,175	114,601	127,829	31,533	(3,910)	(18,348)	368,689
Fidelity Series Floating Rate High Income Fund	23,248	1,155	11,064	1,057	(316)	(112)	12,911
Fidelity Series Government Bond Index Fund	--	845,714	19,487	2,418	131	4,812	831,170
Fidelity Series Government Money Market Fund 2.49%	1,473,828	84,843	1,250,990	19,103	--	--	307,681
Fidelity Series Growth Company Fund	235,372	51,667	91,956	21,070	7,629	(17,867)	184,845
Fidelity Series High Income Fund	122,552	5,939	62,286	5,576	(2,184)	742	64,763
Fidelity Series Inflation-Protected Bond Index Fund	767,313	272,088	133,598	16,086	(2,383)	9,978	913,398
Fidelity Series International Credit Fund	4,978	226	--	226	--	11	5,246
Fidelity Series International Growth Fund	303,082	67,910	88,467	18,739	(27)	(6,648)	275,850
Fidelity Series International Small Cap Fund	72,673	18,452	18,050	6,367	(622)	(6,106)	66,347
Fidelity Series International Value Fund	304,063	51,486	53,453	10,180	(1,030)	(24,900)	276,166
Fidelity Series Intrinsic Opportunities Fund	279,619	28,667	49,997	20,517	1,815	(31,016)	229,088
Fidelity Series Investment Grade Bond Fund	3,173,905	160,497	2,489,676	69,555	(54,474)	95,508	885,760
Fidelity Series Investment Grade Securitized Fund	--	636,142	12,129	2,137	55	3,038	627,106
Fidelity Series Large Cap Stock Fund	251,300	44,253	80,325	22,359	1,017	(17,184)	199,061
Fidelity Series Large Cap Value Index Fund	70,160	6,160	20,150	2,791	1,015	(1,593)	55,592
Fidelity Series Long-Term Treasury Bond Index Fund	368,267	140,393	98,581	9,301	(2,149)	14,728	422,658
Fidelity Series Opportunistic Insights Fund	126,769	20,910	45,363	9,162	2,119	(4,463)	99,972
Fidelity Series Real Estate Income Fund	43,474	2,643	5,828	2,421	(275)	241	40,255
Fidelity Series Short-Term Credit Fund	368,705	21,195	85,548	6,544	(1,006)	4,717	308,063
Fidelity Series Small Cap Discovery Fund	34,207	4,198	10,374	1,937	22	(1,214)	26,839
Fidelity Series Small Cap Opportunities Fund	105,032	20,605	33,810	10,610	1,525	(11,399)	81,953
Fidelity Series Stock Selector Large Cap Value Fund	191,829	24,688	56,981	13,879	(440)	(7,546)	151,550
Fidelity Series Treasury Bill Index Fund	--	944,110	19,860	2,945	(6)	(909)	923,335
Fidelity Series Value Discovery Fund	135,723	13,146	35,907	7,008	(50)	(5,848)	107,064
	$9,360,402	$4,418,669	$5,077,899	$358,810	$(51,284)	$(48,112)	$8,601,807

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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